Other Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other income [line items]
Other income	€ 341	€ 523	€ 311
Increase (decrease) in other income	(182)	€ 212
Brazil business unit [member]
Disclosure of other income [line items]
Other income	€ 37